American Fidelity Assurance Company and American Fidelity Separate Account A (File No. 811-01764) hereby incorporate by reference the annual report for the underlying fund below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).

Filer/Entity:	Vanguard® Variable Insurance Fund Fund/Portfolio Name: Total Stock Market Index Portfolio
File #:	811-05962
CIK#	0000857490
Accession:	0001104659-21-110340
Date of Filing:	8.27.2021

This annual report is for the period ended June 30, 2021 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Jennifer Wheeler at (405) 416-7984.